Business Combination - Summary of Final Fair Values of Assets Acquired and Liabilities Assumed in the Acquisition (Details) - EUR (€) € in Thousands		9 Months Ended
	Oct. 23, 2025	Jun. 30, 2026
Liabilities
Gain on bargain purchase		€ 12,291
Birkenstock GmbH & C o. K G [member]
Assets
Intangible assets (other than goodwill)	€ 689
Property, plant and equipment	577
Right-of-use assets	5,683
Deferred tax assets	535
Other current and non-current assets	704
Inventories	39,501
Trade and other receivables	4,862
Cash and cash equivalents	2,715
Total assets	55,266
Liabilities
Lease liabilities	(5,656)
Provisions	(27)
Deferred tax liabilities	(207)
Trade and other payables	(88)
Accrued liabilities	(751)
Contract liabilities	(331)
Current tax liabilities	(897)
Other current liabilities	(53)
Total liabilities	(8,010)
Total identifiable net assets at fair value	47,256
Gain on bargain purchase	12,291
Total consideration	34,965
Cash consideration payable to Sellers	13,763
Settlement of Accounts receivables from Birkenstock Australia	€ 21,202